Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Leases

The following table presents balances reported in our condensed consolidated statements of financial position related to our operating leases as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Right-of-use assets	$64,192,028	$66,293,751

Lease liabilities – current	$3,375,029	$4,969,959
Lease liabilities – non-current	9,618,423	10,438,555
Total lease liabilities	$12,993,452	$15,408,514

The following is a summary of supplemental information pertaining to our operating leases for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Cash payments for operating leases	$2,054,585	$44,927,899
Lease liabilities arising from obtaining right-of-use assets	$1,152,336	$5,688,671